Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Supplemental Information Related To Operating Leases And Financing Leases
A summary of supplemental information related to operating leases and financing leases were as follow:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	0.84	1.66	1.82
Financing leases-Weighted average remaining lease term	2.28	1.53	0.85
Operating leases-Weighted average discount rate	7.49%	8.04%	6.41%
Financing leases-Weighted average discount rate	8.20%	8.39%	8.92%

Summary of Components of Lease Expense
The components of lease expense were as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	42,447	47,905	33,207
Financing lease cost:
Amortization of right-of-use assets	161	204	190
Interest on lease liabilities	33	29	13
Short-term lease cost	10,612	13,902	7,710

Total	53,253	62,040	41,120

Summary of Supplemental Information Related To The Group's Leases
Supplemental information related to the Group’s leases were as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for operating leases	31,889	50,926	40,235
Cash paid for financing leases:
Operating cash flows from finance leases	16	41	41
Financing cash flows from finance leases	169	192	164

Summary of Non-cash ROU Assets In Exchange For New Lease Liabilities	Non-cash ROU assets in exchange for new lease liabilities:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating leases	58,329	28,021	10,220
Financing leases	304	19	—

Summary of Maturity Analysis
The following is a maturity analysis as of December 31, 2022:

	As of December 31,
	2022
	Operating Leases	Financing Leases
	RMB	RMB
2023	9,559	75
2024	3,767	—
2025	1,367	—
2026 and thereafter	—	—
Subtotal	14,693	75
Less: imputed interest	(711)	(2)

Lease liabilities	13,982	73